Property, plant and equipment (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment held for sale	£ 36,643	£ 325,935
Loss on disposal of equipment	£ 8,646